ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

March 23, 2017	Kathleen M. Nichols T +1 617 854 2418 F +1 617 235 0862 kathleen.nichols@ropesgray.com

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Funds Trust (File Nos. 333-59745 and 811-08895)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 89 (“Amendment”) to the Registration Statement of Voya Funds Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), and shall become effective on March 27, 2017.

In addition to Part C, the Amendment includes the following documents for the below-listed funds (each, a “Fund” and collectively, the “Funds”):

1.              Statutory Prospectus for Class T shares of Voya Floating Rate Fund; Class T shares of Voya GNMA Income Fund; Class T shares of Voya High Yield Bond Fund; Class T shares of Voya Intermediate Bond Fund; Class T shares of Voya Short Term Bond Fund; and Class T shares of Voya Strategic Income Opportunities Fund; and

2.              The Statement of Additional Information for Voya Floating Rate Fund, Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya Short Term Bond Fund and Voya Strategic Income Opportunities Fund.

The Registrant is filing the Amendment in connection with the registration of Class T shares of the Funds.

In connection with this Amendment, the Registrant plans to file a separate filing pursuant to Rule 497(k) for each Fund’s definitive Summary Prospectus, which contains the same information in response to Items 2 through 8 of Form N-1A as does the Statutory Prospectus included in this Amendment.  This transmittal letter shall also serve as the transmittal letter for each of the corresponding filings made pursuant to Rule 497(k).

We have assisted the Company in the preparation of the Amendment and believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing. Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Jay Stamper at (480) 477-2660.

Very truly yours,

/s/ Kathleen M. Nichols
Kathleen M. Nichols

cc:                                Kristen Freeman, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.